EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 12, 2008 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2007, AS REVISED MAY 25, 2007 AND JULY 9, 2007 AND AS

SUPPLEMENTED

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding certain Portfolios of the Trust.

Information Regarding Name Changes to Certain Portfolios of the Trust

Effective on or about May 1, 2008, each reference in the Prospectus and Statement of Additional Information to the name of the Portfolio below is replaced with the corresponding new name as set forth in the table below.

Existing Name	Proposed New Name
MarketPLUS International Core Portfolio	EQ/International Core PLUS Portfolio
MarketPLUS Large Cap Core Portfolio	EQ/Large Cap Core PLUS Portfolio
MarketPLUS Large Cap Growth Portfolio	EQ/Large Cap Growth PLUS Portfolio
MarketPLUS Mid Cap Value Portfolio	EQ/Large Cap Value PLUS Portfolio

In Appendix C, with respect to the EQ/Boston Advisors Equity Income Portfolio, portfolio manager information regarding Timothy E. Woolston and Shakeel Dewji is deleted.

In Appendix C, with respect to the EQ/Lord Abbett Growth and Income Portfolio, portfolio manager information regarding Sholom Dinsky is deleted.

In Appendix C, with respect to the EQ/Templeton Growth Portfolio, portfolio manager information regarding Murdo Murchinson is deleted and replaced with the following information regarding Cindy Sweeting.

EQ ADVISORS TRUST

Portfolio Manager Information

Templeton Global Advisors Limited. (“Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each
	category, as of October 31, 2007						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions]
EQ/Templeton Growth Portfolio (“Portfolio”)
Cindy Sweeting	11	$17.64 billion	1	$191.3 million	26	$6.81 billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of October 31, 2007

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/Templeton Growth Portfolio

Cindy Sweeting	X

With respect to EQ/Government Securities Portfolio and EQ/Long Term Bond Portfolio information in Appendix C regarding Keith Anderson is deleted.

In addition, with respect to EQ/Short Duration Bond Portfolio, information in Appendix C regarding Keith Anderson is deleted and replaced with information regarding Stuart Spodek set forth below:

EQ ADVISORS TRUST

Portfolio Manager Information

BlackRock Financial Management, Inc. (“Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each
	category, as of November, 2007						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Short Duration Bond Portfolio (“Portfolio”)
Stuart Spodek	18	$6.76 Billion	13	$5.82 Billion	143	$39.22 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of October 31, 2007

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/Short Duration Bond Portfolio

Stuart Spodek	X

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